Assets and Liabilities Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2022
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held For Sale
Assets held for sale are comprised of the following:

	Colombia Property	Restructuring Facilities	Uruguay Properties	Jamaica	Nordic Sky	Aurora Sun	Valley	Polaris	Whistler Alpha Lake	Total
	$	$	$							$
Balance, June 30, 2020	—	—	2,021	4,173	—	—	—	—	—	6,194
Transfer in from PPE	1,925	12,994	—	—	—	—	—	—	—	14,919
Addition	—	1,199	—	—	—	—	—	—	—	1,199
FX	—	—	(101)	—	—	—	—	—	—	(101)
Proceeds from disposal	—	(200)	(1,448)	(4,006)	—	—	—	—	—	(5,654)
Loss on disposal (1)	—	—	(472)	(167)	—	—	—	—	—	(639)
Balance, June 30, 2021	1,925	13,993	—	—	—	—	—	—	—	15,918
Transfer in from PPE	—	(355)	669	—	8,823	34,404	5,850	18,678	638	68,707
Proceeds from disposal	—	(11,440)	(602)	—	(7,519)	—	—	—	—	(19,561)
Loss on disposal (1)	—	(2,198)	(67)	—	(1,304)	—	—	—	—	(3,569)
Balance, June 30, 2022	1,925	—	—	—	—	34,404	5,850	18,678	638	61,495
(1) The loss on disposal is recognized in other gains (losses) (Note 21) in the statement of comprehensive loss.
The assets and liabilities of the subsidiary have been reclassified to assets and liabilities held for sale following the execution of the Agreement and are comprised of the following as at June 30, 2022:

$
Property, plant and equipment	34,404
Assets held for sale	34,404

Accounts payable and accrued liabilities	11
Provisions	2,000
Liabilities held for sale	2,011
The assets and liabilities held for sale are comprised of the following at June 30, 2022:

$
Property, plant and equipment	18,678
Assets held for sale	18,678

Lease liability	3,977
Liabilities held for sale	3,977

Discontinued Operations	The following table summarizes the Company's consolidated discontinued operations for the year ended June 30, 2021:

Year ended
June 30, 2021
Revenue	717

Cost of sales	1,028
General and administration expenses	877
Sales and marketing	57
Other expenses (income)	77
Other gains (losses)	(2,556)
Loss on disposal of discontinued operations	2,846
Net gain (loss) from discontinued operations, before and after taxes	(1,612)